Details of Significant Accounts - Schedule of Amounts Recognised in Profit or Loss in Relation to Financial Assets at Amortised Cost (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Amounts Recognised in Profit or Loss in Relation to Financial Assets at Amortised Cost [Abstract]
Interest income	$ 1,696	$ 2,480